Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 01, 2021 shares	Dec. 14, 2020 installment $ / shares shares	Dec. 04, 2020 grant installment $ / shares shares	Apr. 03, 2019 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2017	Jun. 30, 2020 shares	Dec. 31, 2021 USD ($) installment $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 16, 2020 shares	Feb. 28, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $								$ 99,000	$ 38,000	$ 33,000
Tax benefit relating to share-based compensation expense | $								8,000	$ 4,000	$ 3,000
Unrecognized share-based compensation expense | $								$ 187,000
Unrecognized share-based compensation costs weighted-average period								2 years 1 month 6 days
Off-Highway
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense | $								$ 150,000
Unrecognized share-based compensation costs weighted-average period								2 years 1 month 6 days
CNH EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)												50,000,000
CNH DCP | Annual Retainer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $								$ 125
CNH DCP | Audit Committee Membership
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $								25
CNH DCP | Audit Committee Chair
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $								35
CNH DCP | Governance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $								20
CNH DCP | Governance And Sustainability Committee Chair
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual board of directors member fee | $								$ 25
CNH Industrial DCP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued (in shares)								0
Common shares available for issuance								200,000
Number of options issued (in shares)								0	0
Executive Director | CNH EIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)											7,000,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based award period						3 years
Granted (in shares)									400,000	600,000
Performance Shares | 2021-2023 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based award period					3 years
Payout scale					200.00%
Weighted percentage					50.00%
Payout factor percentage					125.00%
Common shares issued (in shares)								3,000,000	7,000,000
Fair value of stock awarded (in dollars per share) | $ / shares								$ 13.15	$ 10.83
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout scale						0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout scale						130.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)								1,000,000	8,000,000	800,000
Fair value of stock awarded (in dollars per share) | $ / shares								$ 14.42	$ 10.90	$ 9.95
Restricted Stock Units | 2017-2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				536,000
Fair value of stock awarded (in dollars per share) | $ / shares				$ 10.18
Vested (in shares)	296,000			32,000
Shares outstanding (in shares)							490,000
Forfeited (in shares)							162,000
Restricted Stock Units | 2021-2023 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		120,000						1,464,305
Fair value of stock awarded (in dollars per share) | $ / shares		$ 10.96	$ 11.43					$ 16.71
Vested (in shares)		17,000						2,141,337
Shares outstanding (in shares)					5,443,197			4,370,079	5,443,197
Forfeited (in shares)								396,086
Number of grants | grant			2
Number of installments | installment		3	3					3
Vesting period			3 years
Share-based payment arrangement, accelerated cost | $								$ 6,000
Vested (in dollars per share) | $ / shares								$ 11.59
Restricted Stock Units | 2021-2023 Long Term Incentive Plan | Vesting Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			1,700,000					400,000
Fair value of stock awarded (in dollars per share) | $ / shares		$ 10.76	$ 11.23					$ 14.08
Restricted Stock Units | 2021-2023 Long Term Incentive Plan | Vesting Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		103,000	5,000,000					1,200,000
Fair value of stock awarded (in dollars per share) | $ / shares		$ 10.55	$ 11.02					$ 13.89
Restricted Stock Units | 2021-2023 Long Term Incentive Plan | Vesting Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awarded (in dollars per share) | $ / shares		$ 10.35	$ 10.82					$ 13.71